CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               November 12, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:         First Trust Exchange-Traded Fund II
                  (File Nos. 333-143964 and 811-21944)
             ----------------------------------------------


Ladies and Gentlemen:


      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on November 5, 2014. The Registration Statement relates to First Trust International IPO ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP


                                                 By: /s/ Morrison C. Warren
                                                     --------------------------
                                                         Morrison C. Warren

Enclosures